Deferred tax - Summary of non-current liabilities - deferred tax (Detail) - AUD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets and liabilities [abstract]
Deferred tax liability associated with Licensing Agreement - Non-current liabilities	$ 2,928	$ 3,413